Schedule of Investments (unaudited) July 31, 2019	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.8%
BWP Trust	266,326	$690,205
Charter Hall Retail REIT	199,448	621,363
Cromwell Property Group	921,158	749,192
Dexus	596,968	5,398,359
Goodman Group	973,039	9,932,583
GPT Group (The)	1,059,146	4,533,403
Mirvac Group	2,136,584	4,741,904
Scentre Group	2,791,479	7,676,869
Shopping Centres Australasia Property Group	506,596	851,978
Stockland	1,300,959	4,097,856
Vicinity Centres	1,712,563	3,080,803

		42,374,515

Austria — 0.3%
CA Immobilien Anlagen AG	37,648	1,332,969

Belgium — 2.0%
Aedifica SA	13,296	1,404,877
Ascencio	2,835	178,026
Befimmo SA	11,618	661,003
Cofinimmo SA	12,274	1,631,705
Intervest Offices & Warehouses NV	11,704	337,509
Leasinvest Real Estate SCA(a)	1,458	171,262
Montea CVA	6,448	549,209
Retail Estates NV	4,790	432,521
Shurgard Self Storage SA	13,681	479,060
Warehouses De Pauw CVA	9,613	1,616,170
Wereldhave Belgium Comm VA	1,333	119,327
Xior Student Housing NV(a)	6,025	305,895

		7,886,564

Canada — 6.6%
Allied Properties REIT	59,476	2,216,168
Artis REIT	73,017	649,460
Boardwalk REIT	20,745	663,353
Canadian Apartment Properties REIT	79,143	2,935,731
Chartwell Retirement Residences	114,152	1,336,982
Choice Properties REIT	125,556	1,312,785
Cominar REIT	99,351	943,462
Crombie REIT	48,013	570,752
Dream Global REIT	97,929	1,050,771
Dream Industrial REIT	59,307	547,838
Dream Office REIT	26,478	495,826
First Capital Realty Inc.	84,429	1,404,846
Granite REIT	26,865	1,254,921
H&R Real Estate Investment Trust	156,024	2,694,760
InterRent REIT	54,265	608,707
Killam Apartment REIT	46,498	694,381
Northview Apartment Real Estate Investment Trust	25,963	537,786
NorthWest Healthcare Properties REIT	55,734	499,978
RioCan REIT	166,557	3,300,319
SmartCentres Real Estate Investment Trust	69,041	1,702,957
Summit Industrial Income REIT	50,064	497,533

		25,919,316

Finland — 0.3%
Citycon OYJ(a)	41,478	425,563
Kojamo OYJ	47,060	666,485

		1,092,048

France — 5.7%
Carmila SA	16,649	277,313

Security	Shares	Value

France (continued)
Covivio	24,007	$2,468,459
Gecina SA	28,501	4,398,195
ICADE	17,290	1,511,178
Klepierre SA	105,695	3,276,233
Mercialys SA	32,780	373,002
Unibail-Rodamco-Westfield	47,426	6,389,296
Unibail-Rodamco-Westfield, New	26,187	3,527,949

		22,221,625

Germany — 9.3%
ADO Properties SA(b)	16,039	695,383
alstria office REIT AG	85,386	1,388,004
Aroundtown SA	396,329	3,191,283
Deutsche EuroShop AG	27,828	757,241
Deutsche Wohnen SE	195,277	7,222,738
DIC Asset AG	24,727	281,367
Grand City Properties SA	60,081	1,367,317
Hamborner REIT AG	40,167	401,558
LEG Immobilien AG	34,557	4,028,412
Sirius Real Estate Ltd.	514,776	419,791
TAG Immobilien AG	68,869	1,637,858
TLG Immobilien AG	46,645	1,378,862
Vonovia SE	283,329	13,962,191

		36,732,005

Hong Kong — 15.6%
Champion REIT	1,064,000	791,078
CK Asset Holdings Ltd.	1,469,000	11,137,744
Hang Lung Properties Ltd.	1,105,000	2,614,315
Hongkong Land Holdings Ltd.	633,500	3,877,020
Hysan Development Co. Ltd.	337,000	1,612,265
Link REIT	1,150,000	13,427,612
New World Development Co. Ltd.	3,127,333	4,434,573
Sino Land Co. Ltd.	1,746,800	2,847,401
Sun Hung Kai Properties Ltd.	776,500	12,588,031
Swire Properties Ltd.	574,600	2,088,347
Wharf Holdings Ltd. (The)	672,900	1,645,308
Wharf Real Estate Investment Co. Ltd.	665,900	4,227,856

		61,291,550

Ireland — 0.4%
Green REIT PLC	379,186	756,557
Hibernia REIT PLC	374,528	629,669
Irish Residential Properties REIT PLC	199,500	380,275

		1,766,501

Israel — 0.4%
Azrieli Group Ltd.	19,958	1,410,855

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	26,172	169,594

Japan — 24.8%
Activia Properties Inc.	380	1,748,193
Advance Residence Investment Corp.	698	2,169,698
Aeon Mall Co. Ltd.	66,500	1,027,129
AEON REIT Investment Corp.	798	1,038,521
Comforia Residential REIT Inc.	319	956,339
Daiwa House REIT Investment Corp.	1,038	2,547,796
Daiwa Office Investment Corp.	151	1,119,549
Frontier Real Estate Investment Corp.	247	1,066,940
Fukuoka REIT Corp.	399	661,846
GLP J-REIT	1,977	2,210,525
Hulic Co. Ltd.	193,400	1,670,819

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hulic Reit Inc.	608	$1,087,484
Industrial & Infrastructure Fund Investment Corp.	849	1,113,494
Invesco Office J-Reit Inc.	4,598	819,022
Invincible Investment Corp.	2,447	1,408,589
Japan Excellent Inc.	665	992,217
Japan Hotel REIT Investment Corp.	2,440	2,040,543
Japan Logistics Fund Inc.	471	1,133,523
Japan Prime Realty Investment Corp.	457	2,026,668
Japan Real Estate Investment Corp.	709	4,446,963
Japan Rental Housing Investments Inc.	798	671,768
Japan Retail Fund Investment Corp.	1,418	2,857,549
Kenedix Office Investment Corp.	217	1,562,920
Kenedix Residential Next Investment Corp.	489	867,432
Kenedix Retail REIT Corp.	266	637,714
MCUBS MidCity Investment Corp.	832	830,659
Mitsubishi Estate Co. Ltd.	645,300	11,958,035
Mitsui Fudosan Co. Ltd.	511,800	11,650,138
Mori Hills REIT Investment Corp.	842	1,243,128
Mori Trust Sogo REIT Inc.	549	915,716
Nippon Accommodations Fund Inc.	252	1,487,746
Nippon Building Fund Inc.	690	4,855,261
Nippon Prologis REIT Inc.	1,104	2,660,988
NIPPON REIT Investment Corp.	244	982,068
Nomura Real Estate Holdings Inc.	62,300	1,272,108
Nomura Real Estate Master Fund Inc.	2,358	3,754,991
Orix JREIT Inc.	1,436	2,794,629
Premier Investment Corp.	690	932,286
Sekisui House Reit Inc.	2,182	1,696,162
Sumitomo Realty & Development Co. Ltd.	215,000	7,875,248
Tokyo Tatemono Co. Ltd.	109,500	1,287,879
Tokyu REIT Inc.	479	870,428
United Urban Investment Corp.	1,596	2,706,181

		97,656,892

Malta — 0.0%
BGP Holdings PLC(c)(d)	6,603,392	74

Netherlands — 0.5%
Eurocommercial Properties NV	26,245	665,658
NSI NV	9,694	415,542
Vastned Retail NV	9,709	285,925
Wereldhave NV	21,812	467,738

		1,834,863

New Zealand — 0.2%
Kiwi Property Group Ltd.	780,817	834,849

Norway — 0.3%
Entra ASA(b)	79,502	1,164,148

Singapore — 6.0%
Ascendas REIT	1,377,195	3,079,330
CapitaLand Commercial Trust	1,334,167	2,008,245
CapitaLand Ltd.	1,366,000	3,613,255
CapitaLand Mall Trust	1,305,800	2,499,869
CDL Hospitality Trusts	423,000	506,901
City Developments Ltd.	256,900	1,822,731
Fortune REIT	728,000	954,187
Frasers Logistics & Industrial Trust	812,700	712,608
Keppel REIT	1,064,000	964,057
Mapletree Commercial Trust	1,043,155	1,577,824
Mapletree Industrial Trust	767,200	1,261,335

Security	Shares	Value

Singapore (continued)
Mapletree Logistics Trust(a)	1,322,061	$1,487,687
Suntec REIT	1,070,100	1,493,472
UOL Group Ltd.	268,400	1,441,482

		23,422,983

Spain — 1.2%
Inmobiliaria Colonial Socimi SA	176,920	1,989,525
Lar Espana Real Estate Socimi SA	35,474	275,292
Merlin Properties Socimi SA	181,903	2,501,255

		4,766,072

Sweden — 3.8%
Castellum AB	147,361	3,018,449
Catena AB	11,084	349,511
Dios Fastigheter AB	45,619	394,696
Fabege AB	143,876	2,242,919
Fastighets AB Balder, Class B(d)	53,206	1,842,464
Hembla AB(d)	19,542	368,304
Hemfosa Fastigheter AB	86,879	789,714
Hufvudstaden AB, Class A	60,648	1,077,903
Klovern AB, Class B	273,869	455,347
Kungsleden AB	102,394	899,256
Nyfosa AB(d)	86,598	538,465
Pandox AB	40,847	751,951
Sagax AB, Class D	50,946	197,291
Wallenstam AB, Class B	87,433	921,436
Wihlborgs Fastigheter AB	72,220	1,062,994

		14,910,700

Switzerland — 2.2%
Allreal Holding AG, Registered	7,652	1,341,805
Hiag Immobilien Holding AG	1,669	215,790
Mobimo Holding AG, Registered	3,460	927,909
PSP Swiss Property AG, Registered	21,397	2,576,285
Swiss Prime Site AG, Registered	40,890	3,616,081

		8,677,870

United Kingdom — 8.9%
Assura PLC	1,266,498	1,001,793
Big Yellow Group PLC	81,928	992,133
BMO Real Estate Investments Ltd.	127,946	127,211
British Land Co. PLC (The)	517,583	3,219,474
Capital & Counties Properties PLC	400,267	970,902
Civitas Social Housing PLC	339,117	345,058
Custodian Reit PLC	198,835	280,957
Daejan Holdings PLC	2,830	192,665
Derwent London PLC	54,663	1,954,418
Empiric Student Property PLC	324,990	359,334
F&C Commercial Property Trust Ltd.	286,353	399,011
GCP Student Living PLC	222,643	446,544
Grainger PLC	328,029	913,364
Great Portland Estates PLC	148,491	1,203,284
Hammerson PLC	417,487	1,095,485
Hansteen Holdings PLC	225,000	241,339
Helical PLC	55,137	240,345
Impact Healthcare Reit PLC	77,301	105,063
Intu Properties PLC(a)	487,130	285,409
Land Securities Group PLC	389,348	3,795,782
LondonMetric Property PLC	345,138	857,887
LXI REIT PLC	239,877	383,008
NewRiver REIT PLC	162,042	325,396
Phoenix Spree Deutschland Ltd.	47,348	174,216
Picton Property Income Ltd. (The)	301,806	340,722

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Primary Health Properties PLC	610,385	$983,560
RDI REIT PLC	134,552	172,990
Regional REIT Ltd.(b)	194,562	250,143
Safestore Holdings PLC	111,764	855,309
Schroder REIT Ltd.(a)	275,977	188,222
Segro PLC	595,602	5,573,196
Shaftesbury PLC	125,971	1,213,139
Standard Life Investment Property Income Trust Ltd.	219,560	235,773
Target Healthcare REIT Ltd.	211,743	288,825
Triple Point Social Housing Reit PLC(b)	172,479	166,419
Tritax Big Box REIT PLC	929,446	1,741,232
UK Commercial Property REIT Ltd.(a)	359,386	365,682
UNITE Group PLC (The)	156,060	1,972,025
Workspace Group PLC	72,780	752,580

		35,009,895

Total Common Stocks — 99.3% (Cost: $401,251,389)		390,475,888

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(e)(f)(g)	2,506,833	2,508,086

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(e)(f)	164,000	$164,000

		2,672,086

Total Short-Term Investments — 0.7% (Cost: $2,671,558)		2,672,086

Total Investments in Securities — 100.0% (Cost: $403,922,947)		393,147,974

Other Assets, Less Liabilities — (0.0)%		(160,238)

Net Assets — 100.0%		$392,987,736

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,029,634	477,199	2,506,833	$2,508,086	$35,419	(a)	$837	$125
BlackRock Cash Funds: Treasury, SL Agency Shares	206,654	(42,654)	164,000	164,000	1,435		—	—

				$2,672,086	$36,854		$837	$125

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate	39	09/20/19	$1,372	$8,051
Euro STOXX 50 Index	14	09/20/19	540	4,526
Hang Seng Index	2	08/29/19	354	(6,141)
TOPIX Index	4	09/12/19	577	2,634

				$9,070

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Developed Real Estate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$390,475,814	$—	$74	$390,475,888
Money Market Funds	2,672,086	—	—	2,672,086

	$393,147,900	$—	$74	$393,147,974

Derivative financial instruments(a)
Assets
Futures Contracts	$15,211	$—	$—	$15,211
Liabilities
Futures Contracts	(6,141)	—	—	(6,141)

	$9,070	$—	$—	$9,070

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4